Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Summary of income tax expense

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	73,613	74,300	275,107
Deferred income tax (benefit) expense	(9,396)	10,174	(32,071)
Total	64,217	84,474	243,036

Summary of actual income tax expenses differ from the amount computed by applying the PRC statutory income tax rate

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income taxes	203,887	180,556	982,093
Computed expected tax expense	50,972	45,139	245,523
Increase (decrease) in income taxes resulting from:
Non-deductible expenses	2,721	1,619	8,080
Additional deduction for research and development expenses	(9,922)	(8,714)	(5,249)
Share-based compensation	—	40,798	40,995
Tax loss expiration	—	2,800	30
Change in valuation allowance	19,066	1,085	(68)
Tax rate difference due to different jurisdiction	—	—	(1,354)
PRC preferential tax rate	—	—	(44,557)
Others	1,380	1,747	(364)
Total	64,217	84,474	243,036

Summary of tax effects of temporary differences that give rise to the deferred tax assets (liabilities)

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets (liabilities)
Tax losses carried forward	77,103	53,219
Allowance for doubtful accounts	6,523	16,944
Accrued payroll and other expenses	8,783	14,383
Inventory impairment	1,099	968
Deferred revenue	74,816	94,427
Contract costs	(16,818)	(24,556)
Operating lease liabilities	486,083	430,732
Operating lease right-of-use assets	(483,000)	(428,145)
Property and equipment	33,280	44,508
Excessive advertising and promotional expenses	262	18,056
Others	1,842	1,783
Total gross deferred tax assets	189,973	222,319
Valuation allowance on deferred tax assets	(77,440)	(77,372)
Deferred tax assets, net of valuation allowance	112,533	144,947

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets	112,533	144,947
Deferred tax liabilities	—	—
Net deferred tax assets	112,533	144,947

Summary of movement of the valuation allowance

	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	76,355	77,440
(Reversal) addition during the year	3,885	(38)
Reduction as a result of expiry of net operating loss carried forward	(2,800)	(30)
Balance at the end of the year	77,440	77,372